GOODWILL AND ACQUISITION OF CHAMPION ENTITIES (Details Narrative) - USD ($)	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill		$ 4,200,000	$ 4,200,000	$ 4,200,000
Intangible assets		$ 4,200,000	$ 4,200,000
Champion Safe Co Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill	$ 4,200,000
Business combination, consideration transferred	10,237,420
Payments to acquire businesses	150,000
Champion Safe Co Inc [Member] | Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of cost	350,000
Champion Safe Co Inc [Member] | Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of cost	200,000
Champion Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred	9,150,000
Cash deposits	350,000
Payments for Previous Acquisition	$ 400,000